Loans - Summary of Risk Category of Loans By Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 889,150	$ 582,549
Commercial, Financial, and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	131,657
Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	577,268	403,053
Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	83,663	58,372
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	13,962
Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		6
Receivables Factoring [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	82,600
Adjustments [Member] | Commercial, Financial, and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	131,657	115,005
Adjustments [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	13,962	6,113
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	872,045	568,887
Pass [Member] | Commercial, Financial, and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	129,314
Pass [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	565,992	392,568
Pass [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	82,552	58,372
Pass [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	13,192
Pass [Member] | Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		6
Pass [Member] | Receivables Factoring [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	80,995
Pass [Member] | Adjustments [Member] | Commercial, Financial, and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		111,828
Pass [Member] | Adjustments [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		6,113
OAEM [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,511	5,086
OAEM [Member] | Commercial, Financial, and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,159
OAEM [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,057	3,829
OAEM [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	94
OAEM [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	201
OAEM [Member] | Adjustments [Member] | Commercial, Financial, and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,257
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,718	5,205
Substandard [Member] | Commercial, Financial, and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,184
Substandard [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,803	3,312
Substandard [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	254
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	477
Substandard [Member] | Adjustments [Member] | Commercial, Financial, and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,893
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,876	3,371
Doubtful [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,416	3,344
Doubtful [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	763
Doubtful [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	92
Doubtful [Member] | Receivables Factoring [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,605
Doubtful [Member] | Adjustments [Member] | Commercial, Financial, and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 27